Share Capital and Share Premium (Details) - Schedule of group's share capital - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Number of shares [Member]
Share Capital and Share Premium (Details) - Schedule of group's share capital [Line Items]
Shares outstanding	5,899,893	3,408,646	60,633,336
Authorized Common shares			150,000,000
Issue and fully paid common shares	5,899,893	3,408,646	60,633,336
Issuance of shares	54,733,443	2,491,247
Issuance of rights
Share capital [Member]
Share Capital and Share Premium (Details) - Schedule of group's share capital [Line Items]
Shares outstanding	590	341	6,063
Authorized Common shares			15,000
Issue and fully paid common shares	590	341	6,063
Issuance of shares	5,473	249
Issuance of rights
Share premium [member]
Share Capital and Share Premium (Details) - Schedule of group's share capital [Line Items]
Shares outstanding	24,719,793	11,312,643	72,959,554
Authorized Common shares
Issue and fully paid common shares	24,719,794	11,312,643	72,959,554
Issuance of shares	53,239,760	6,257,155
Issuance of rights		7,149,995